EQ ADVISORS TRUSTSM

EQ/T. Rowe Price Health Sciences Portfolio

SUPPLEMENT DATED MARCH 31, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective April 1, 2026, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/T. Rowe Price Health Sciences Portfolio – WHO MANAGES THE PORTFOLIO — Sub-Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following:

Name	Title	Since
Ziad Bakri, MD, CFA®*	Chairman of Investment Advisory Committee of T. Rowe Price	2018
Jeffrey Holford	Portfolio Manager	2026

*	Effective June 30, 2026, Ziad Bakri will no longer serve as a portfolio manager.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — T. Rowe Price Associates, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following:

Ziad Bakri, MD, CFA®, and Jeffrey Holford are jointly and primarily responsible for the investment decisions for the EQ/T. Rowe Price Health Sciences Portfolio. Effective June 30, 2026, Ziad Bakri will no longer serve as a Portfolio Manager of the Portfolio.

Ziad Bakri, MD, CFA®, is Chairman of the Investment Advisory Committee for the T. Rowe Price Health Sciences Equity Strategy. He joined T. Rowe Price in 2011.

Jeffrey Holford, is a Portfolio Manager of T. Rowe Price. Mr. Holford joined T. Rowe Price in 2018. Effective June 30, 2026, Mr. Holford will be primarily responsible for the security selection, research and trading for the Portfolio.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — T. Rowe Price Associates, Inc.” is amended to include the following information:

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of February 28, 2026						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/T. Rowe Price Health Sciences Portfolio

Jeffrey Holford	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of February 28, 2026

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/T. Rowe Price Health Sciences Portfolio

Jeffrey Holford	X